Note 12 - Subsequent Events (Details Textual)							6 Months Ended
	Oct. 05, 2030	Oct. 04, 2030 CAD ($)	Oct. 04, 2027 CAD ($)	Nov. 04, 2024 CAD ($) shares	Oct. 07, 2024 CAD ($) a shares	Oct. 04, 2024 CAD ($) shares	Sep. 30, 2024 CAD ($)	Mar. 31, 2024 CAD ($)
Statement Line Items [Line Items]
Total borrowings | $							$ 1,160,366	$ 1,138,520
Athabasca properties [member] | Denison Mines Corp. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate							100.00%
Hatchet Lake [member] | Denison Mines Corp. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate							70.15%
New Foremost share [member] | Foremost warrant ]member]
Statement Line Items [Line Items]
Class of warrant or right, number of securities called by each warrant or right 1 (in shares)				1
Rio Grande common share [member] | Foremost warrant ]member]
Statement Line Items [Line Items]
Class of warrant or right, number of securities called by each warrant or right 1 (in shares)				2
Entering into significant commitments or contingent liabilities [member] | New Foremost share [member]
Statement Line Items [Line Items]
Number of shares per option (in shares)				1
Entering into significant commitments or contingent liabilities [member] | Rio Grande common share [member]
Statement Line Items [Line Items]
Number of shares per option (in shares)				1
Entering into significant commitments or contingent liabilities [member] | Foremost option [member]
Statement Line Items [Line Items]
Number of options to be transferred and exchanged				0.9136
Number of options received in exchange (in shares)				1
Entering into significant commitments or contingent liabilities [member] | Foremost option 2 [member]
Statement Line Items [Line Items]
Number of options to be transferred and exchanged				0.0864
Entering into significant commitments or contingent liabilities [member] | Rio Grande options [member]
Statement Line Items [Line Items]
Number of options received in exchange (in shares)				2
Entering into significant commitments or contingent liabilities [member] | Foremost RSU [member]
Statement Line Items [Line Items]
Number of units to be transferred and exchanged				0.9136
Entering into significant commitments or contingent liabilities [member] | Foremost replacement RSU [member]
Statement Line Items [Line Items]
Number of units received in exchange (in shares)				1
Entering into significant commitments or contingent liabilities [member] | Foremost RSU 1 [member]
Statement Line Items [Line Items]
Number of units to be transferred and exchanged				0.0864
Entering into significant commitments or contingent liabilities [member] | Rio Grande RSU [member]
Statement Line Items [Line Items]
Number of units received in exchange (in shares)				2
Entering into significant commitments or contingent liabilities [member] | Rio Grande Resources Ltd [member] | Barnard promissory note [member]
Statement Line Items [Line Items]
Borrowings, interest rate				8.95%
Entering into significant commitments or contingent liabilities [member] | Rio Grande Resources Ltd [member] | Foremost promissory note [member]
Statement Line Items [Line Items]
Total borrowings | $				$ 520,000
Entering into significant commitments or contingent liabilities [member] | Rio Grande Resources Ltd [member] | Key management personnel of entity or parent [member] | Barnard promissory note [member]
Statement Line Items [Line Items]
Total borrowings | $				$ 677,450
Borrowings, interest rate				8.95%
Major purchases of assets [member] | Denison Mines Corp. [member] | Foremost [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate					19.95%
Major purchases of assets [member] | Athabasca properties [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		19.00%	31.00%			20.00%
Number of uranium exploration properties					10
Area of land (Acre) | a					330,000
Increase (decrease) in number of shares outstanding, acquisitions (in shares)						1,369,810
Increase (decrease) through acquisition of subsidiary, equity | $						$ 5,263,209
Payments for exploration and evaluation expenses | $		$ 2,500,000	$ 2,000,000
Capital commitments | $		$ 1,200,000	$ 8,000,000
Increase (decrease) in number of shares outstanding, advisory fees (in shares)					425,682
Increase (decrease) through advisory fees, equity | $					$ 1,670,119
Major purchases of assets [member] | Athabasca properties [member] | Denison Mines Corp. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	51.00%
Major purchases of assets [member] | Athabasca properties [member] | Top of range [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate					70.00%
Major purchases of assets [member] | Hatchet Lake [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		15.22%	21.75%			14.03%
Proportion of ownership interest in associate above current interest					70.00%
Major purchases of assets [member] | Hatchet Lake [member] | Top of range [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate					51.00%
Sierra Gold & Silver Ltd. [member] | Entering into significant commitments or contingent liabilities [member]
Statement Line Items [Line Items]
Proportion of voting rights held in subsidiary				100.00%
Sierra Gold & Silver Ltd. [member] | Entering into significant commitments or contingent liabilities [member] | Rio Grande Resources Ltd [member]
Statement Line Items [Line Items]
Denominator of formula for shares issued (in shares)				0.8005
Numerator of formula for shares issued (in shares)				2